Events Subsequent to the Reporting Period (Details) - Mar. 05, 2025 - Forecast [Member] $ / shares in Units, $ in Thousands	USD ($) $ / shares	₪ / shares
Events Subsequent to the Reporting Period [Line Items]
Cash dividend per share | (per share)	$ 0.2	₪ 0.72
Cash dividend amount	$ 11,501